ASSET RETIREMENT OBLIGATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
ASSET RETIREMENT OBLIGATION
Asset Retirement Obligation

	June 30, 2016	December 31, 2015
Asset retirement obligation, beginning of year	$34,776	$31,715
Liabilities settled	—	—
Liabilities incurred	547,775	—
Revisions in estimated liabilities	—	—
Accretion	1,807	3,061

Asset retirement obligation, end of year	$584,358	$34,776

	December 31, 2015	December 31, 2014
Asset retirement obligation, beginning of year	$31,715	$—
Liabilities settled	—	—
Liabilities incurred	—	30,880
Revisions in estimated liabilities	—	—
Accretion	3,061	835

Asset retirement obligation, end of year	$34,776	$31,715